Warrant Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrant Liability
Schedule of Warrant Liability	The Warrant liability at June 30, 2023 was as follows:
Trading and Overallotment Warrants	$1,207,500
Note Warrants	32,941
Offering Warrants	272,746
Total	$1,513,187
The Warrant liability at December 31, 2022 was as follows:
Note Warrants	$30,588
Trading and Overallotment Warrants	1,121,250
Total	$1,151,838

Schedule of Warrant Outstanding

The Warrants outstanding at June 30, 2023 are as follows:

Trading and Overallotment Warrants	8,812,500
Note warrants	235,295
Offering Warrants	2,248,521
Warrants issued for services arrangement	135,000
Total	11,431,316

Note warrants	235,295
Trading and Overallotment Warrants	8,812,500
Total	9,047,795

Schedule of Changes in the Warrant Liability

The following table presents the changes in the Warrant liability of the Level 1 warrants issued on April 14, 2022, the effective date of the IPO measured at fair value from December 31, 2022 and the changes in the Offering Warrants liability of the Level 2 warrants issued on February 6, 2023 through June 30, 2023.

Total

FMV of Note Warrants	$30,588
FMV of Trading and Overallotment Warrants	1,121,250
FMV of Offering Warrants, at issuance	455,326
Change in fair value of warrant liability for the six months ended June 30,2023	(93,977)

Fair Value at June 30, 2023	$1,513,187

The following table presents the changes in the Warrant liability of the Level 1 warrants issued on April 14, 2022, the effective date of the IPO measured at fair value:

Total

FMV of Note Warrants, at issuance	$157,647

FMV of Trading and Overallotment Warrants, at issuance	5,778,750

Change in fair value of warrant liability, issuance through December 31, 2022	(4,784,559)

Fair Value at December 31, 2022	$1,151,838